PIMCO Equity Series VIT

Supplement Dated January 29, 2014 to the

Administrative Class Prospectus, Advisor Class Prospectus and Institutional Class Prospectus

(each dated April 30, 2013) (each a “Prospectus”),

each as supplemented from time to time

Disclosure Related to the PIMCO EqS Pathfinder Portfolio® (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is managed by Anne Gudefin. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Portfolio’s Portfolio Summary in each Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is managed by Anne Gudefin, CFA. Ms. Gudefin is an Executive Vice President of PIMCO and has managed the Portfolio since its inception in April 2010.

In addition, effective immediately, corresponding changes are made in the subsection titled “Management of the Portfolio—Individual Portfolio Managers” in each Prospectus.

Investors Should Retain This Supplement for Future Reference

PESVIT_SUPP1_012914

PIMCO Equity Series VIT

Supplement dated January 29, 2014 to the

Statement of Additional Information dated April 30, 2013 (the “SAI”),

as supplemented from time to time

Disclosure Related to the PIMCO EqS Pathfinder Portfolio® (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is managed by Anne Gudefin. Therefore, effective immediately, corresponding changes are made in the table and accompanying footnote in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective January 29, 2014, the PIMCO EqS Pathfinder Portfolio® is managed by Anne Gudefin.

Additionally, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement For Future Reference

PESVIT_SUPP2_012914